Investment Portfolio	as of February 28, 2021 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 100.9%
Arizona 2.3%
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028 (a)	1,160,000	1,446,972
Series A, 5.0%, 1/1/2029 (a)	1,605,000	2,044,224
Arizona, State Industrial Development Authority Revenue, “A” , Series 2019-2, 3.625%, 5/20/2033	4,887,325	5,298,300
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,567,815
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	8,231,477
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,145,620
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,838,900
		21,573,308
California 10.5%
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,470,000	2,645,395
Series M-050, 144A, 3.05%, 6/15/2037	7,200,000	7,812,504
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	601,983	672,325
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	6,132,050
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series B, 0.01% (b), 3/1/2021, LOC: Barclays Bank PLC	2,175,000	2,175,000
California, State General Obligation:
Series A-1, 0.01% (b), 3/1/2021, LOC: Citibank NA	3,015,000	3,015,000
Series A-1, 0.01% (b), 3/1/2021, LOC: Barclays Bank PLC	200,000	200,000
Series A-2, 0.01% (b), 3/1/2021, LOC: State Street B&T Co.	975,000	975,000
Series B-2, 0.01% (b), 3/1/2021, LOC: Citibank NA	1,950,000	1,950,000
Series A-3, 0.02% (b), 3/1/2021, LOC: Bank of Montreal	325,000	325,000
California, State General Obligation, Various Purposes:
5.0%, 4/1/2036	7,000,000	8,841,770
5.25%, 9/1/2027	10,000,000	10,253,900
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.01% (b), 3/1/2021, LOC: U.S. Bank NA	3,950,000	3,950,000
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,818,824	9,975,238
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,841,275
Riverside, CA, Water Revenue, Series A, MUNIPSA + 0.13%, 0.16% (c), Mandatory Put 1/18/2023 @ 100, 10/1/2035	3,000,000	2,993,280
San Diego County, CA, Regional Airport Authority, Subordinate Airport Revenue, Series B, 5.0%, 7/1/2037	1,800,000	2,277,432

San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	8,669,010
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	6,098,100
Series B, AMT, 5.0%, 12/1/2035	5,000,000	6,079,500
Southern California, Public Power Authority, Magnolia Power Project, Series A-20, 0.01% (b), 3/1/2021, LOC: U.S. Bank NA	900,000	900,000
Turlock, CA, Irrigation District Revenue:
5.0%, 1/1/2033	2,620,000	3,416,008
5.0%, 1/1/2034	3,380,000	4,388,051
		99,585,838
Colorado 2.5%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	2,000,000	2,109,460
Colorado, State Health Facilities Authority, Hospital Revenue, Children's Hospital Colorado Project, Series A, 0.01% (b), 3/1/2021, LOC: TD Bank NA	400,000	400,000
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,845,000	2,956,183
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	2,270,000	2,538,087
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,618,575
Series A, AMT, 5.0%, 12/1/2034	10,000,000	12,172,100
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	589,645
5.0%, 12/1/2033	500,000	573,630
5.0%, 12/1/2034	1,000,000	1,143,760
		24,101,440
Connecticut 2.4%
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	3,445,000	3,718,051
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	9,865,920
Series A, 5.0%, 10/1/2027	8,000,000	8,915,600
		22,499,571
Florida 4.2%
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	4,180,000	4,672,947
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,973,796
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2035	1,000,000	1,148,510
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	1,944,860
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	1,685,000	1,616,758
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,729,110
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,949,100
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,482,687
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	750,000	821,708
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,988,232
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	475,000	478,981

Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,310,890
Pasco County, FL, School Board, Certificates of Participation, Series B, MUNIPSA + 0.75%, 0.78% (c), Mandatory Put 8/2/2023 @ 100, 8/1/2032	3,075,000	3,081,611
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	1,000,000	1,052,760
		40,251,950
Georgia 6.6%
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,241,170
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,432,600
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	1,037,410
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	9,606,872
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	237,356
Series B, 4.0%, 4/1/2033	200,000	236,248
Series B, 4.0%, 4/1/2034	250,000	294,050
Series B, 4.0%, 4/1/2035	225,000	263,893
Series B, 4.0%, 4/1/2036	250,000	292,085
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,593,035
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,988,678
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	8,250,000	8,976,000
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,568,950
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	1,135,000	1,523,647
Series A, 5.0%, 5/15/2036, GTY: Macquarie Group Ltd.	2,000,000	2,703,920
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2022	1,000,000	1,077,070
Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.15% (b), 3/5/2021, LOC: Branch Banking & Trust	140,000	140,000
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,361,922
		62,574,906
Hawaii 0.5%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	5,073,332
Illinois 5.7%
Chicago, IL, O'Hare International Airport Revenue, Series D, 5.0%, 1/1/2023	6,540,000	7,096,881
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	3,018,125
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	717,665
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,137,650
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,781,750
Illinois, State General Obligation:
5.0%, 8/1/2023	7,150,000	7,782,847
5.0%, 11/1/2024	5,325,000	5,961,923
5.5%, 5/1/2024	500,000	562,150
5.5%, 5/1/2025	1,500,000	1,727,520
Illinois, State Housing Development Authority Revenue, Series C, 4.0%, 10/1/2049	6,465,000	7,163,155

Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	7,664,085
Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,352,338
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,062,940
		54,029,029
Indiana 2.0%
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	4,059,973
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,281,580
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	5,270,000	5,752,310
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,678,744
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,408,604
		19,181,211
Iowa 0.5%
Iowa, State Higher Education Loan Authority, Loras College, 0.02% (b), 3/1/2021, LOC: Bank of America NA	2,500,000	2,500,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,452,500
		4,952,500
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,528,125
Maryland 0.3%
Gaithersburg, MD, Economic Development Revenue, Asbury Obligated Group, Series A, 5.0%, 1/1/2033	2,500,000	2,768,775
Maryland, State Economic Development Corp. Special Obligation Bonds, Port Covington Project, 4.0%, 9/1/2040	250,000	273,337
		3,042,112
Massachusetts 3.0%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	3,811,286
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,228,900
Series J-2, 5.0%, 7/1/2034	2,000,000	2,450,120
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	3,000,000	3,055,530
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,237,300
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,972,320
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2037	5,000,000	6,495,400
		28,250,856
Michigan 2.3%
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, Prerefunded 10/15/2021 @ 100, 5.0%, 10/15/2024	1,610,000	1,658,638
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	12,856,692

Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, MUNIPSA + 0.5%, 0.53% (c), Mandatory Put 8/9/2021 @ 100, 10/15/2038	3,075,000	3,075,707
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,633,738
Series I-75, AMT, 5.0%, 12/31/2032	700,000	864,626
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,966,064
		22,055,465
Minnesota 0.3%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	3,205,000	3,151,733
Mississippi 1.1%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,518,368
Series A, 5.0%, 10/15/2036	4,000,000	4,839,720
		10,358,088
Missouri 1.4%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	7,692,000	7,674,539
Missouri, State Public Utilities Commission Revenue, 0.5%, 3/1/2022	5,600,000	5,602,800
		13,277,339
Nebraska 1.3%
Nebraska, Public Power District Revenue:
5.0%, 1/1/2035 (a)	1,410,000	1,773,583
5.0%, 1/1/2036 (a)	2,840,000	3,562,070
5.0%, 1/1/2037 (a)	2,750,000	3,438,517
5.0%, 1/1/2038 (a)	3,000,000	3,739,140
		12,513,310
Nevada 0.5%
Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,479,970
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,526,700
		5,006,670
New Jersey 3.2%
New Jersey, Health Care Facilities Financing Authority Revenue, Series B, 0.01% (b), 3/1/2021, LOC: JPMorgan Chase Bank NA	1,650,000	1,650,000
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	1,035,000	1,232,199
Series A, 4.0%, 6/1/2031	1,035,000	1,242,197
Series A, 4.0%, 6/1/2032	495,000	599,544
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,355,000	1,341,233
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	922,750
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,522,500
Series B, AMT, 3.5%, 12/1/2039	2,000,000	2,057,180
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,064,600
Series B, 5.25%, 6/15/2026	5,000,000	5,062,300
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,138,615

New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
5.0%, 6/15/2036	2,000,000	2,458,720
5.0%, 6/15/2037	2,000,000	2,447,480
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,737,580
		30,476,898
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	3,460,000	3,834,095
New York 15.9%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,924,359
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,843,030
Monroe County, NY, Industrial Development Corp. Revenue, State Ann's Community Project, 4.0%, 1/1/2030	3,295,000	3,555,668
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 0.01% (b), 3/1/2021, LOC: Barclays Bank PLC	235,000	235,000
Series E-1, 0.02% (b), 3/1/2021, LOC: U.S. Bank NA	4,240,000	4,240,000
Series B, 5.0%, 11/15/2028	3,170,000	3,925,094
Series C-1, 5.0%, 11/15/2028	1,200,000	1,468,152
Series A-2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	6,590,699
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (b), 3/1/2021, LOC: TD Bank NA	4,600,000	4,600,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,003,380
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,194,773
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,136,300
New York, State Liberty Development Corporation, Second Priority Liberty Revenue, “1” , 2.45%, 9/15/2069	5,000,000	4,876,350
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,237,100
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,617,229
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	6,348,900
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.01% (b), 3/1/2021, LOC: Bank of America NA	1,585,000	1,585,000
Series 4-C, 0.02% (b), 3/1/2021, LOC: U.S. Bank NA	800,000	800,000
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,056,070
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD-3B, 0.02% (b), 3/1/2021, PA: State Street B&T Co.	200,000	200,000
Series FF-2, 4.0%, 6/15/2036	3,000,000	3,509,160
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A, 4.0%, 11/1/2034	2,500,000	2,942,000
Series B1, 5.0%, 11/1/2027	750,000	855,885
Series B1, 5.0%, 11/1/2028	1,175,000	1,338,889
Series D-1, 5.0%, 11/1/2028	4,715,000	4,864,088
Series E-1, 5.0%, 2/1/2029	3,055,000	3,186,793
Series B1, 5.0%, 11/1/2029	935,000	1,064,469
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,941,915
Series S-3, 5.0%, 7/15/2035	5,000,000	6,153,400

New York, NY, General Obligation:
0.01% (b), 3/1/2021, LOC: Mizuho Bank Ltd.	900,000	900,000
Series D-4, 0.03% (b), 3/1/2021, LOC: TD Bank NA	1,650,000	1,650,000
Series I-4, 0.03% (b), 3/1/2021, LOC: TD Bank NA	4,385,000	4,385,000
Series A-3, 0.04% (b), 3/1/2021, LOC: Mizuho Bank Ltd.	650,000	650,000
Series C, 4.0%, 8/1/2037	1,000,000	1,156,010
Series F, 5.0%, 8/1/2024	9,000,000	9,390,870
Series D-1, 5.0%, 8/1/2029	8,620,000	9,545,098
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,424,939
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,722,555
Series A, 5.0%, 9/1/2031	2,020,000	2,573,015
Series A, 5.0%, 9/1/2032	1,250,000	1,584,038
		151,275,228
North Carolina 0.6%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,003,640
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2035 (a)	820,000	1,084,155
5.0%, 7/1/2036 (a)	1,000,000	1,316,600
5.0%, 7/1/2037 (a)	1,000,000	1,311,420
5.0%, 7/1/2038 (a)	500,000	652,965
		5,368,780
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, ETM, 5.5%, 11/1/2021	1,250,000	1,293,325
Ohio 1.4%
Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded 1/1/2022 @ 100, 5.0%, 1/1/2027	3,000,000	3,120,210
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,028,382
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,908,640
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	5,546,500
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,428,332
		13,032,064
Oregon 2.0%
Oregon, State General Obligation, Series L, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2025	3,000,000	3,023,970
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	4,570,000	5,014,067
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,093,787
Series A, 5.5%, 7/1/2029	7,000,000	7,116,340
		19,248,164
Pennsylvania 7.3%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	6,025,900
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,081,270

Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,113,387
5.0%, 12/1/2032	2,745,000	3,087,247
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,555,590
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	5,155,000	4,783,376
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	373,671
Series A, 5.0%, 7/1/2031	850,000	1,050,107
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,423,060
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,312,938
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,950,000	2,037,321
Series 122, 4.0%, 10/1/2046	4,450,000	4,773,337
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,397,751
Series B, 5.0%, 6/1/2029	5,000,000	5,989,950
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,424,517
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,225,065
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,143,640
Philadelphia, PA, Authority for Industrial Development Charter School Revenue Bond, 144A, 5.0%, 6/15/2040	900,000	1,037,331
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,811,989
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	36,908
Pittsburgh, PA, Water & Sewer System Revenue, First Lien, Series C, MUNIPSA + 0.65%, 0.68% (c), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	1,000,000	1,002,490
		69,686,845
South Carolina 0.4%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,880,353
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	355,000	398,622
		3,278,975
Tennessee 0.9%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	3,016,700
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,972,424
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,220,000	1,252,842
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	205,000	209,270
Series 1C, 4.5%, 7/1/2037	230,000	236,040
		8,687,276
Texas 9.0%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,734,555
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,867,350
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, Prerefunded 11/1/2021 @ 100, 5.0%, 11/1/2031	2,795,000	2,885,474

Houston, TX, Airport Systems Revenue:
Series B, Prerefunded 7/1/2021 @ 100, 5.0%, 7/1/2026	4,000,000	4,063,800
Series B, Prerefunded 7/1/2022 @ 100, 5.0%, 7/1/2027	9,600,000	10,214,592
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,879,698
5.0%, 9/1/2028	1,350,000	1,617,772
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	1,525,000	2,022,943
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	5,080,000	5,208,219
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,272,835
Northside, TX, Independent School District:
1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,980,000	3,068,327
2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,621,127
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,093,838
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,468,720
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	6,970,405
Texas, Municipal Gas Acquisition & Supply Corp. III:
5.0%, 12/15/2031	550,000	718,383
5.0%, 12/15/2032	550,000	728,074
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	6,380,700
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	7,935,000	9,318,070
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	578,015
Series A, 4.0%, 12/31/2036	2,000,000	2,300,520
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,920,600
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,774,258
		85,708,275
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,025,850
Virginia 3.9%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,461,623
Series A, 4.0%, 7/1/2038	4,370,000	5,160,883
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	21,346,566
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	8,182,752
		37,151,824
Washington 4.9%
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2031	2,540,000	3,048,965
5.0%, 7/1/2035	2,000,000	2,368,360
5.0%, 7/1/2036	4,350,000	5,135,088
Washington, State General Obligation:
Series R-2021A, 5.0%, 6/1/2030 (a)	1,000,000	1,331,730
Series R-2021A, 5.0%, 6/1/2031 (a)	750,000	993,533
Series R-2021A, 5.0%, 6/1/2032 (a)	1,000,000	1,317,750
Series A, Prerefunded 8/1/2021 @ 100, 5.0%, 8/1/2032	14,000,000	14,282,660
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,766,325

Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	878,498
144A, 5.0%, 1/1/2029	840,000	980,918
144A, 5.0%, 1/1/2031	1,030,000	1,193,924
144A, 5.0%, 1/1/2033	1,050,000	1,210,765
Washington, University of Washington Revenue::
Series C, 5.0%, 4/1/2030	2,000,000	2,656,640
Series C, 5.0%, 4/1/2031	1,750,000	2,312,590
Series C, 5.0%, 4/1/2032	1,350,000	1,774,521
Series C, 5.0%, 4/1/2033	1,455,000	1,903,795
Series C, 5.0%, 4/1/2034	1,700,000	2,215,066
		46,371,128
West Virginia 0.4%
West Virginia, State Economic Development Authority, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045 (a)	1,250,000	1,254,112
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,873,016
		4,127,128
Wisconsin 0.4%
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,529,400
Puerto Rico 0.3%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,303,670
Other 1.6%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series M-024, AMT, 2.304%, 5/15/2027	1,875,000	1,932,037
“A”, Series M-051, 144A, 2.65%, 6/15/2035	7,905,000	8,346,020
Freddie Mac Multi-family:
144A, 1.896%, 11/25/2037, GTY: Freddie Mac	2,813,000	2,784,814
Class A, 3.4%, 1/25/2036, GTY: Freddie Mac	1,452,232	1,642,707
		14,705,578
Total Municipal Bonds and Notes (Cost $905,460,015)		959,111,286

Government & Agency Obligations 0.9%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $8,583,817)	8,800,000	8,343,500
	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (d) (Cost $317,405)	317,361	317,393

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $914,361,237)	101.8	967,772,179
Other Assets and Liabilities, Net	(1.8)	(16,994,924)
Net Assets	100.0	950,777,255

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(c)	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(d)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$959,111,286	$—	$959,111,286
Government & Agency Obligations	—	8,343,500	—	8,343,500
Open-End Investment Companies	317,393	—	—	317,393
Total	$317,393	$967,454,786	$—	$967,772,179
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH3
R-080548-1 (1/23)